As filed with the Securities and Exchange Commission on August 28, 2009

Securities Act File No. 333-11283

Investment Company Act File Act No. 811-07797

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 60	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 60

(Check appropriate box or boxes)

SUNAMERICA FOCUSED SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler

Senior Vice President and General Counsel

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practical after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1).

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box;

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 60 to SunAmerica Focused Series, Inc.’s (the “Registrant”) Registration Statement on Form N-1A (File No. 333-11283) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Supplement dated August 28, 2009 to the Registrant’s current Prospectus and Statement of Additional Information dated February 27, 2009, and (3) Part C to the Registration Statement (including signature pages). Parts A and B to the Registration Statement, each dated February 27, 2009, were previously filed in connection with Post-Effective No. 58 to the Registration Statement, and are incorporated herein by reference.

This Post-Effective Amendment No. 60 to the Registration Statement is being filed to: (1) register the Focused Growth and Income Portfolio’s newly-created Class I shares, (2) file certain exhibits to the Registration Statement, and (3) incorporate certain exhibits by reference into the Registration Statement. Information about Class I shares of the Focused Growth and Income Portfolio is provided in this supplement and, except for any differences described in this supplement, all of the disclosure in Part A and Part B of the Registrant’s Registration Statement relating to existing Class I shares of other series of the Registrant applies equally to the Class I shares of the Focused Growth and Income Portfolio.

This post-effective amendment is not intended to update or amend any other prospectuses or statements of additional information of the Registrant’s other series or classes.

SUNAMERICA FOCUSED SERIES, INC.

Focused Growth and Income Portfolio

Supplement dated August 28, 2009 to the Prospectus and Statement of Additional Information dated February 27, 2009

The following disclosure updates the current Prospectus for the Focused Growth and Income Portfolio (the “Portfolio”), a series of the SunAmerica Focused Series, Inc. (the “Fund”). Class I shares are being issued in connection with the proposed reorganization of each of the SunAmerica Balanced Assets Fund and the SunAmerica Growth and Income Fund, each a series of SunAmerica Equity Funds, into the Portfolio (the “Reorganizations”).

In addition to the classes described in the accompanying Prospectus, the Portfolio now offers Class I shares, a newly-created class of shares of the Portfolio. Class I shares are only being offered in connection with the Reorganizations. The Fund will not accept orders to buy Class I shares from new investors and will only accept reinvestments of dividends and capital gains distributions from investors who receive shares of the Portfolio in connection with the Reorganizations. Information about Class I shares of the Portfolio is provided in this supplement and, except for any differences described in this supplement, all of the disclosure in the Prospectus relating to existing Class I shares of other portfolios of the Fund applies equally to the Class I shares of the Portfolio.

The following table updates the fees and expenses table with respect to the Portfolio on page 24 under the section entitled “Portfolio Highlights-What are the Portfolios’ expenses?” in the Prospectus.

The following table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Portfolio.

Class I(1)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed or original purchase cost)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee(2)	None
Exchange Fee	None
Maximum Account Fee	None
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees	1.00%
Distribution and Service (12b-1) Fees(3)	None
Other Expenses(4)	2.15%
Total Annual Fund Operating Expenses	3.15%
Expense Reimbursement (Recoupments)	1.83%
Net Expenses(5)	1.32%

(1)	Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.

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(2)	A $15.00 fee will be imposed on wire and overnight mail redemptions.

(3)	Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges.

(4)	Other expenses are based on estimated amounts for the current fiscal year since no Class I shares were issued as of the Portfolio’s most recent fiscal year end. Actual expenses may be different. “Other Expenses” for the Portfolio’s Class I shares would include “acquired fund fees and expenses” (i.e., fees and expenses incurred indirectly by the Portfolio as a result of the investments in shares of one or more “acquired funds,” as defined in the registration form applicable to the Portfolio, which generally include investments in other mutual funds, hedge funds, private equity funds and other pooled investment vehicles).

(5)	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. (“SAAMCo”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.32% for Class I shares of the Portfolio. This fee waiver and expense reimbursement will continue indefinitely, subject to termination by the Board of Directors, including a majority of the Directors who are not interested persons of the Portfolio, as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Disinterested Directors”).

The following table updates the expense example on page 26 under the section entitled “Portfolio Highlights-Example” in the Prospectus.

The following table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Portfolio.

This Example is intended to help you compare the cost of investing in Class I shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

If you redeemed your shares at the end of the periods indicated:

Focused Growth and Income Portfolio	1 Year	3 Years	5 Years	10 Years
(Class I shares)	$134	$418	$723	$1,590

You would pay the following expenses if you did not redeem your shares:

Focused Growth and Income Portfolio	1 Year	3 Years	5 Years	10 Years
(Class I shares)	$134	$418	$723	$1,590

Capitalized terms used herein but not defined have the meaning assigned to them in the Prospectus.

Shareholders should retain this Supplement for future reference.

2

The following disclosure updates the current Statement of Additional Information for the Focused Growth and Income Portfolio (the “Portfolio”), a series of the SunAmerica Focused Series, Inc. (the “Fund”).

HISTORY OF THE FUND

On June 9, 2009, the Board of Directors of the Fund approved the creation of Class I shares of the Growth and Income Portfolio.

DESCRIPTION OF SHARES

The Growth and Income Portfolio are divided into four classes of shares, designated as Class A, Class B, Class C and Class I.

The Board of Directors, without any action by the stockholders of the Corporation, may cause the Corporation to redeem at net asset value all or any proportion of the outstanding Class I shares of the Portfolio from a holder upon such conditions established by the Board of Directors in its sole discretion for any purpose, including, without limitation, a liquidation of the Class I shares.

ADDITIONAL INFORMATION

Computation of Offering Price Per Share

There are no sales charges for Class I shares and therefore the offering price for these shares will be computed by dividing its net assets by the number of shares outstanding.

Capitalized terms used herein but not defined have the meaning assigned to them in the Statement of Additional Information.

Shareholders should retain this Supplement for future reference.

1

PART C

OTHER INFORMATION

Item 23:	Exhibits.

(a)(i)	Articles of Incorporation, as Amended. Incorporated herein by reference to Exhibit 1(A) of the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(ii)	Articles Supplementary dated August 1, 1996. Incorporated herein by reference to Exhibit 1(B) of the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(iii)	Articles of Amendment dated August 19, 1996. Incorporated herein by reference to Exhibit 1(C) of the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(iv)	Articles of Amendment dated November 13, 1996. Incorporated herein by reference to Exhibit 1(D) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

(v)	Articles Supplementary of Amendment dated September 23, 1997. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(vi)	Articles Supplementary of Amendment dated April 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(vii)	Articles Supplementary dated May 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(viii)	Articles of Amendment dated March 29, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(ix)	Articles of Amendment dated September 8, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(x)	Articles Supplementary dated November 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(xi)	Articles Supplementary dated May 22, 2000. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(xii)	Articles Supplementary dated March 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(xiii)	Articles of Amendment dated September 26, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Exhibit 1(M) of the Registrant’s Registration Statement On Form N-14 (File no. 333-67844) filed on October 3, 2001.

(xiv)	Articles Supplementary dated September 27, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Exhibit 1(N) of the Registrant’s Registration Statement on Form N-14. (File no. 333-67844) filed on October 3, 2001.

(xv)	Articles Supplementary dated April 16, 2002. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

(xvi)	Articles Supplementary dated October 23, 2002. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on October 28, 2002.

(xvii)	Articles of Amendment dated December 17, 2003. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(xviii)	Articles of Amendment dated February 17, 2004. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(xix)	Articles Supplementary dated December 6, 2004. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(xx)	Articles of Amendment dated May 25, 2006. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xxi)	Articles of Amendment dated November 14, 2006. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xxii)	Articles Supplementary dated February 5, 2007. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xxiii)	Articles Supplementary dated March 14, 2007. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(xxiv)	Articles Supplementary dated January 10, 2008. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2008.

(xxv)	Articles Supplementary dated June 24, 2009. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on June 29, 2009.

(xxvi)	Articles Supplementary dated August 26, 2009 are filed herewith.

(b)(1)	Amended and Restated By-Laws dated March 4, 2008. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(b)(2)	Amendment to the By-Laws dated May 29, 2009. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on June 29, 2009.

(c)	Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (a) and (b) above.

(d)(i)	Investment Advisory and Management Agreement. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(ii)	Amendment to Investment Advisory and Management Agreement. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(iii)	Amendment to Investment Advisory and Management Agreement. Incorporated herewith by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(iv)	Amendment to Investment Advisory and Management Agreement dated as of August 22, 2008. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(v)	Subadvisory Agreement between SunAmerica Asset Management Corp. (“SunAmerica”) and BAMCO Inc. Incorporated herewith by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(vii)	Subadvisory Agreement between SunAmerica and Janus Capital Management LLC. Incorporated herein by reference to Post-Effective Amendment No.13 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

(viii)	Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(ix)	Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit (xix) of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.

(x)	Subadvisory Agreement between SunAmerica and Munder Capital Management. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

(xi)	Subadvisory Agreement between SunAmerica and Reich & Tang Asset Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

(xii)	Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

(xiii)	Subadvisory Agreement between SunAmerica and Kinetics Asset Management. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(xv)	Subadvisory Agreement between SunAmerica and BlackRock Investment Management LLC. Incorporated herewith by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xvi)	Amendment to Subadvisory Agreement between SunAmerica and BlackRock Investment Management LLC. Incorporated herewith by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xvii)	Amendment to Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herewith by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xviii)	Amendment to Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC. Incorporated herein by reference to Exhibit No. xxix of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(xix)	Amendment to Subadvisory Agreement between SunAmerica and Kinetics Asset Management. Incorporated herein by reference to Exhibit No. xxx of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(xx)	Amendment to Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC. Incorporated herein by reference to Exhibit No. xxxi of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(xxi)	Amendment to Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit No. xxxii of Post Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(xxii)	Form of Amendment to Subadvisory Agreements between SunAmerica and the following:

BAMCo, Inc.; BlackRock Investment Management, LLC; Janus Capital Management; Kinetics Asset Management Corp.; Marsico Capital Management, LLC; Munder Capital Management; Reich & Tang Asset Management LLC; Thornburg Asset Management, Inc.; Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(xxiii)	Amendment to Subadvisory Agreement between SunAmerica and BAMCO, Inc. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(xxiv)	Amendment to Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(xxv)	Amendment to Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(xxvi)	Amendment to Subadvisory Agreement between SunAmerica and Kinetics Asset Management Corp. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(xxvii)	Amendment to Subadvisory Agreement between SunAmerica and Munder Capital Management. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(xxviii)	Amendment to Subadvisory Agreement between SunAmerica and Reich & Tang Asset Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(xxix)	Amendment to Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(e)(i)	Distribution Agreement. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

(ii)	Form of Selling Agreement. Incorporated herewith by reference to Exhibit No. (e)(ii) of Post-Effective Amendment No. 46 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File 33-8021) filed on November 29, 2007.

(f)(i)	Disinterested Trustees and Directors’ Retirement Plan. Incorporated herein by reference to Exhibit F(1) of Post-Effective Amendment No. 45 to SunAmerica Equity Funds’ Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(ii)	Amendment to Disinterested Trustees and Directors’ Retirement Plan. Incorporated herein by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 33-8021) of SunAmerica Equity Funds filed on January 27, 2009.

(g)	Custodian Agreement, as amended. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(h)(i)	Amended and Restated Service Agreement. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(ii)	Transfer Agency Agreement. Incorporated herein by reference to Exhibit 9(b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A.

(iii)	Amendment to Transfer Agency Agreement. Incorporated herein by reference to Exhibit (H)(iv) of Post-Effective Amendment No. 45 to SunAmerica Equity Funds’ Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(iv)	Administrative and Shareholder Services Agreement. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

(v)	Amendment to Administrative and Shareholder Services Agreement to be filed by amendment.

(vi)	Expense Limitation Agreement by and among Registrant, AIG Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on N-1A of AIG Series Trust (File No. 333-111662) filed on September 19, 2008.

(vii)	Form of Indemnification Agreement between the Registrant and each Trustee who is not an interested person of the Registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (an “Independent Trustee”). Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of SunAmerica Income Funds (File No. 33-6502) filed on July 29, 2009.

(i)	Legal Opinion is filed herewith.

(j)	Consent of Independent Auditor is filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)(i)	Amended and Restated Plans of Distribution Pursuant to Rule 12b-1 (Class A shares). Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(ii)	Amended and Restated Plans of Distribution Pursuant to Rule 12b-1 (Class B shares). Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(iii)	Amended and Restated Plans of Distribution Pursuant to Rule 12b-1 (Class C shares). Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(n)	Amended and Restated 18f-3 Plan is filed herewith.

(o)	Reserved.

(p)(i)	Code of Ethics for Registrant, SunAmerica and SunAmerica Capital Services, Inc. Incorporated herein by reference to Post-Effective Amendment No. 2 to SunAmerica Senior Floating Rate Fund, Inc.’s Registration Statement on Form N-1A (File No. 333-134226) filed on April 29, 2008.

(ii)	Code of Ethics for BAMCO, Inc. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

(iii)	Code of Ethics for Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit p(2) of Post-Effective Amendment No. 42 to Thornburg Investment Trust’s Registration Statement on Form N-1A (File No. 33-14905) filed on September 1, 2000.

(iv)	Code of Ethics for Reich & Tang. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

(v)	Code of Ethics for Munder Capital Management, as amended. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(vi)	Code of Ethics for Kinetics Asset Management Corp., as amended. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(vii)	Code of Ethics of Janus Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 27, 2009.

(viii)	Code of Ethics for BlackRock Investment Management, LLC., as amended. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(ix)	Powers of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of SunAmerica Senior Floating Rate Fund, Inc. (File No. 333-1134226) filed on April 30, 2009.

Item 24. Persons Controlled by or Under Common Control with Registrant

The following management investment companies may be considered to be under common control with the Registrant.

AIG Series Trust

Anchor Series Trust

Seasons Series Trust

SunAmerica Equity Funds

SunAmerica Focused Alpha Growth Fund, Inc.

SunAmerica Focused Alpha Large-Cap Fund, Inc.

SunAmerica Income Funds

SunAmerica Money Market Funds, Inc.

SunAmerica Senior Floating Rate Fund, Inc.

SunAmerica Series Trust

Item 25. Indemnification

The following excerpts from Article V of the By-Laws and Section 8 of the Articles of Incorporation of the Registrant contain relevant provisions relating to the indemnification obligations of the Registrant with respect to certain covered persons, including directors, officers and employees of the Fund:

Article V of the By-Laws provides as follows:

To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the charter of the Corporation and these Bylaws shall vest immediately upon election of a director or officer. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the Investment Company Act of 1940, as amended. The indemnification and payment or reimbursement of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Section 8 of the Articles of Incorporation provides as follows:

(5) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws of the Corporation and as permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The right of indemnification provided hereunder shall not be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this provision shall adversely affect any right or protection provided hereunder that exists at the time of such amendment, modification or repeal.

In addition, each of the Independent Directors has entered into an Indemnification Agreement with the Registrant. The Indemnification Agreement, among other things, seeks to preserve the current indemnification rights of each Independent Director, including with respect to advancement of expenses, even after such Independent Director no longer serves as a Director of the Registrant.

Item 26. Business and other Connections of Investment Adviser

The description of SunAmerica, the Registrant’s investment adviser, under the heading “Portfolio Management” in the Prospectus and “Advisers, Personal Securities Trading, Distributor and Administrator” in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, are incorporated herein by reference.

The following chart provides the name of each director, officer or partner of SunAmerica and describes any other business, profession, vocation or employment of a substantial nature that each such person has been engaged in during the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name	Adviser	Position with Adviser	Other Positions Held by Directors, Officers or Partners of the Adviser
Peter A. Harbeck	SunAmerica	Director, President and Chief Executive Officer	Director, SunAmerica Capital Services, Inc., Chairman, AIG Advisor Group, Inc.

Jay S. Wintrob	SunAmerica	Director	Executive Vice President, American International Group, Inc.* President & Chief Executive Officer, AIG Retirement Services, Inc.* Director, AIG Advisor Group, Inc.*

Christine A. Nixon	SunAmerica	Director, Secretary

Senior Vice President, General
Counsel & Secretary, AIG Retirement Services, Inc.*

Secretary, AIG Advisor Group, Inc.*

Senior Vice President & Secretary, AIG

SunAmerica Life Assurance Company*

Senior Vice President & Secretary, First

SunAmerica Life Insurance Company*

Senior Vice President, General Counsel & Secretary, SunAmerica Life Insurance

Company*

Christopher Swift	SunAmerica	Director	Vice President, American International Group, Inc.* Director, AIG Retirement Services, Inc* Director, First SunAmerica Life Insurance Company* Director, AIG Advisor Group, Inc.*

James Nichols	SunAmerica	Senior Vice President	President, Chief Executive Officer, SunAmerica Capital Services, Inc.

John T. Genoy	SunAmerica	Senior Vice President, Chief Financial Officer, Chief Operating Officer	None

Timothy P. Pettee	SunAmerica	Senior Vice President. Chief Investment Officer	None

Cynthia A. Skrehot	SunAmerica	Vice President	Chief Compliance Officer, SunAmerica (2002 - 2006)

Michael Cheah	SunAmerica	Senior Vice President	None

Donna M. Handel	SunAmerica	Senior Vice President	None

Steven Neimeth	SunAmerica	Senior Vice President	None

John Massey	SunAmerica	Senior Vice President	None

Daniel Lew	SunAmerica	Senior Vice President	None

Brendan Voege	SunAmerica	Senior Vice President	None

Jay Rushin	SunAmerica	Senior Vice President	None

Gregory N. Bressler	SunAmerica	Senior Vice President, General Counsel, Assistant Secretary	None

Frank Curran	SunAmerica	Vice President, Controller	None

Kathleen Fuentes	SunAmerica	Vice President	None

John E. McLean	SunAmerica	Vice President	Vice President and Associate General Counsel (2003 - 2007) Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, NY 10017

Thomas Bennett	SunAmerica	Vice President	None

Nori L. Gabert	SunAmerica	Vice President	None

Gregory Kingston	SunAmerica	Vice President	None

George Mitrica	SunAmerica	Vice President	None

Iris Mojica	SunAmerica	Vice President	None

James Monaghan	SunAmerica	Vice President	None

Gregory S. Parker	SunAmerica	Vice President	None

Andrew Sheridan	SunAmerica	Vice President	None

Betsy Treitler	SunAmerica	Vice President	None

Keith Roach	SunAmerica	Vice President	None

Patricia Auld	SunAmerica	Vice President	None

Miriam Gonzalez	SunAmerica	Vice President	None

Virginia N. Puzon	SunAmerica	Vice President	Director, Corporate Legal Affairs and Assistant Secretary AIG Retirement Services, Inc. Assistant Secretary, AIG Advisor Group, Inc. AIG SunAmerica Life Assurance Company SunAmerica Life Insurance Company

Matthew J. Hackethal	SunAmerica	Chief Compliance Officer	None

*	Principal Business Addresses:

American International Group, Inc., 70 Pine Street, New York, NY 10270

AIG Retirement Services, Inc, 1 SunAmerica Center, Los Angeles, CA 90067

AIG Advisor Group, Inc., One World Financial Center, New York, NY 10281,

2300 Windy Ridge Parkway, Suite 1100, Atlanta, Georgia 30339,

2800 N. Central Ave. Ste. 2100, Phoenix, AZ 85004-1072,

AIG SunAmerica Life Assurance Company, 1 SunAmerica Center, Los Angeles, CA 90067

First SunAmerica Life Insurance Company, 733 Third Avenue, New York, NY 10017

SunAmerica Life Insurance Company, 1 SunAmerica Center, Los Angeles, CA 90067

Reference is also made to the caption “Portfolio Management” in the Prospectus constituting Part A of the Registration Statement and “Adviser, Personal Securities Trading, Distributor and Administrator” and “Directors and Officers” in the Statement of Additional Information constituting Part B of the Registration Statement.

BAMCo, Inc.; BlackRock Investment Management LLC; Janus Capital Management LLC; Kinetics Asset Management; Munder Capital Management; Reich & Tang Asset Management, LLC; Thornburg Investment Management, Inc.; the Advisers of certain of the Portfolios of the Registrant, are primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the following Advisers, and other required information:

File No.

BAMCO, Inc.	801-18656
BlackRock Investment Management, LLC	801-56972
Janus Capital Management LLC	801-13991
Kinetics Asset Management	801-52581
Munder Capital Management	801-48394
Reich & Tang Asset Management, LLC	801-47230
Thornburg Investment Management, Inc.	801-17853

Item 27. Principal Underwriters

(a)	The principal underwriter of the Registrant also acts as principal underwriter for:

AIG Series Trust

SunAmerica Equity Funds

SunAmerica Income Funds

SunAmerica Money Market Funds, Inc.

SunAmerica Senior Floating Rate Fund, Inc.

SunAmerica Series Trust

(b)	The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of the Registrant’s Shares:

Name and Principal Business Address	Position With Underwriter	Position with the Registrant
Peter A. Harbeck Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Director	Director

James Nichols Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Chief Executive Officer and Director	Vice President

Joseph D. Neary Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Chief Compliance Officer	None

Frank Curran Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	FINOP	None

Stephen Maginn 21650 Oxnard St. Woodland Hills, CA 91367	Director	None

(c)	Not applicable.

Item 28. Location of Accounts and Records

Each of the following investment advisers maintains certain books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and its affiliate, Boston Financial Data Services, collectively, act as custodian, transfer agent and dividend paying agent. They maintain books, records and accounts pursuant to the instructions of the Fund.

SunAmerica is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica also maintains records at 2929 Allen Parkway, Houston, Texas 77019.

BAMCO, Inc. is located at 767 Fifth Avenue, 49th Floor, New York, New York 10153.

BlackRock Investment Management, LLC is located at 800 Scudders Mill Road, 2F, Plainsboro, New Jersey 08586

Janus Capital Management LLC is located at 100 Fillmore Street, Denver, Colorado 80206-4923.

Kinetics Asset Management is located at 16 New Broadway, Sleepy Hollow, New York 10591

Munder Capital Management is located at 480 Pierce Street, Birmingham, Michigan 48009.

Reich & Tang Asset Management, LLC is located at 600 Fifth Avenue, New York, New York 10020.

Thornburg Investment Management, Inc. is located at 119 East Marcy Street, Santa Fe, New Mexico 87501.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 60 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Jersey City, and State of New Jersey, on the 28th day of August, 2009.

SUNAMERICA FOCUSED SERIES, INC. (Registrant)

By:	/S/ JOHN GENOY
John Genoy President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

* Peter A. Harbeck	Director	August 28, 2009

/S/ JOHN GENOY John Genoy	President (Principal Executive Officer)	August 28, 2009

/S/ DONNA M. HANDEL Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	August 28, 2009

* Jeffrey S. Burum	Director	August 28, 2009

* Samuel M. Eisenstat	Director	August 28, 2009

* Stephen J. Gutman	Director	August 28, 2009

* William F. Devin	Director	August 28, 2009

* Dr. Judith L. Craven	Director	August 28, 2009

* William J. Shea	Director	August 28, 2009

*By:	/S/ JOHN E. MCLEAN	August 28, 2009
John E. McLean Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description
(a)(xxvi)	Articles Supplementary dated August 26, 2009.

(i)	Legal Opinion.

(j)	Consent of Independent Auditor.

(n)	Amended and Restated 18f-3 Plan.